INCOME TAXES - Effective Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Theoretical income tax (expense) benefit at French statutory tax rate	€ 524	€ (237)	€ 333
Income of foreign subsidiaries taxed at different tax rates	(174)	(95)	9
Effect of net operating loss carry-forwards and valuation allowances	(643)	626	(749)
Permanent differences	(99)	(258)	(159)
Effect of cancellation of intra-group positions	(366)	(130)	152
French business tax included in income tax (CVAE)	(99)	(85)	(156)
Other	20	(15)	55
Effective income tax (expense) benefit	€ (837)	€ (193)	€ (516)